FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions	Our interest rate swap contracts as of December 31, 2021 are summarized as follows:

(in thousands of $)	Notional principal	Inception date	Maturity date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	June 2019	June 2024	2.15%
Receiving floating, pay fixed	50,000	June 2019	June 2024	2.15%
Receiving floating, pay fixed	75,000	June 2020	June 2025	1.39%
Receiving floating, pay fixed	50,000	July 2020	July 2025	1.38%
Receiving floating, pay fixed	25,000	July 2020	July 2025	1.38%
Receiving floating, pay fixed	75,000	July 2020	July 2025	1.43%
Receiving floating, pay fixed	46,875	August 2020	August 2025	0.35%
Receiving floating, pay fixed	23,438	August 2020	August 2025	0.35%
Receiving floating, pay fixed	35,000	September 2020	September 2025	1.03%
Receiving floating, pay fixed	25,000	September 2020	September 2025	1.22%
Receiving floating, pay fixed	25,000	September 2020	September 2025	1.22%
Receiving floating, pay fixed	25,000	September 2020	September 2025	0.37%
Receiving floating, pay fixed	47,500	October 2020	October 2025	0.41%
Receiving floating, pay fixed	25,000	September 2019	June 2024	1.38%
Receiving floating, pay fixed	25,000	September 2019	June 2024	1.40%
Receiving floating, pay fixed	50,000	June 2021	November 2025	0.74%
Receiving floating, pay fixed	25,000	March 2021	June 2024	0.35%